Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	December 31,	December 31,
	2014	2013
Fair value at beginning of year	$318,442	$723,449
Dispositions, at cost	-	(12,500)
Realized (gain) loss	-	4,039
Impairment loss	(162,479)	(178,250)
Increase (decrease) in market value	19,578	(218,296)
Fair value at balance sheet date	$175,541	$318,442